Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 740,000	$ 160,000	$ 830,000	$ 1,730,000
Colorado Plateau
Total		$ 160,000	80,000	240,000
Henry Mountains
Total			30,000	30,000
Nichols Ranch
Total	370,000		520,000	890,000
White Canyon Corp
Total			20,000	20,000
White Mesa Asset Group
Total	$ 370,000		$ 180,000	$ 550,000